Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	60,496,041	0
Preferred stock, shares outstanding	60,496,041	0
Preferred Stock, Liquidation Preference Per Share	$ 0.001
Preferred Stock, Liquidation Preference, Value	$ 60,000
Preferred stock, redeemable securities		$ 0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	4,000,000,000	4,000,000,000
Common stock shares, issued	10,000,000	70,496,041
Common stock shares, outstanding	10,000,000	70,496,041